Significant Accounting Policies [Text Block]: Research and Development Expense, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Research and Development Expense, Policy

Research and Development Costs

The Company expenses research and development costs to operations as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including employee-related expenses; laboratory supplies and other direct expenses; third-party contractual costs relating to nonclinical studies and related contract manufacturing expenses, development of manufacturing processes and regulatory registration.